Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000161620
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class A
Trading Symbol	CPAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.64%	[1]
AssetsNet	$ 597,085,540
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 3,212,201
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$597,085,540
Number of Portfolio Holdings	295
Advisory Fee (net of waivers)	$3,212,201
Portfolio Turnover	145%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.1%
Exchange-Traded Funds	11.1%
Money Market Funds	52.2%
U.S. Government & Agencies	13.6%
Warrant	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Real Estate	0.1%
Utilities	0.3%
Consumer Staples	1.2%
Communications	1.4%
Collateral for Securities Loaned	1.5%
Health Care	1.9%
Consumer Discretionary	1.9%
Financials	1.9%
Materials	2.2%
Energy	2.3%
Industrials	3.4%
Technology	6.0%
Equity	10.8%
U.S. Government & Agencies	13.3%
Money Market	49.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	49.5%
Counterpoint Quantitative Equity ETF	10.8%
United States Treasury Bill, 3.610%, 06/04/26	8.3%
United States Treasury Bill, 3.535%, 09/03/26	5.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	1.5%
JP Morgan International Long/Short Index Basket 2, 1/21/27	0.9%
JP Morgan International Long/Short Index Basket 3, 1/21/27	0.5%
JP Morgan International Long/Short Index Basket, 1/21/27	0.5%
JP Morgan U.S. Short Index Basket, 1/21/27	0.3%
Morgan Stanley U.S. Counterpoint Index, 4/8/27	0.3%

C000161621
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class C
Trading Symbol	CPCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.39%	[2]
AssetsNet	$ 597,085,540
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 3,212,201
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$597,085,540
Number of Portfolio Holdings	295
Advisory Fee (net of waivers)	$3,212,201
Portfolio Turnover	145%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.1%
Exchange-Traded Funds	11.1%
Money Market Funds	52.2%
U.S. Government & Agencies	13.6%
Warrant	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Real Estate	0.1%
Utilities	0.3%
Consumer Staples	1.2%
Communications	1.4%
Collateral for Securities Loaned	1.5%
Health Care	1.9%
Consumer Discretionary	1.9%
Financials	1.9%
Materials	2.2%
Energy	2.3%
Industrials	3.4%
Technology	6.0%
Equity	10.8%
U.S. Government & Agencies	13.3%
Money Market	49.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	49.5%
Counterpoint Quantitative Equity ETF	10.8%
United States Treasury Bill, 3.610%, 06/04/26	8.3%
United States Treasury Bill, 3.535%, 09/03/26	5.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	1.5%
JP Morgan International Long/Short Index Basket 2, 1/21/27	0.9%
JP Morgan International Long/Short Index Basket 3, 1/21/27	0.5%
JP Morgan International Long/Short Index Basket, 1/21/27	0.5%
JP Morgan U.S. Short Index Basket, 1/21/27	0.3%
Morgan Stanley U.S. Counterpoint Index, 4/8/27	0.3%

C000161622
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class I
Trading Symbol	CPIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%	[3]
AssetsNet	$ 597,085,540
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 3,212,201
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$597,085,540
Number of Portfolio Holdings	295
Advisory Fee (net of waivers)	$3,212,201
Portfolio Turnover	145%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.1%
Exchange-Traded Funds	11.1%
Money Market Funds	52.2%
U.S. Government & Agencies	13.6%
Warrant	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.3%
Real Estate	0.1%
Utilities	0.3%
Consumer Staples	1.2%
Communications	1.4%
Collateral for Securities Loaned	1.5%
Health Care	1.9%
Consumer Discretionary	1.9%
Financials	1.9%
Materials	2.2%
Energy	2.3%
Industrials	3.4%
Technology	6.0%
Equity	10.8%
U.S. Government & Agencies	13.3%
Money Market	49.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	49.5%
Counterpoint Quantitative Equity ETF	10.8%
United States Treasury Bill, 3.610%, 06/04/26	8.3%
United States Treasury Bill, 3.535%, 09/03/26	5.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	1.5%
JP Morgan International Long/Short Index Basket 2, 1/21/27	0.9%
JP Morgan International Long/Short Index Basket 3, 1/21/27	0.5%
JP Morgan International Long/Short Index Basket, 1/21/27	0.5%
JP Morgan U.S. Short Index Basket, 1/21/27	0.3%
Morgan Stanley U.S. Counterpoint Index, 4/8/27	0.3%

C000146567
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class A
Trading Symbol	CPATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%	[4]
AssetsNet	$ 1,932,934,028
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 12,648,622
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,932,934,028
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$12,648,622
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.1%
Money Market Funds	24.9%
Open End Funds	0.0%
U.S. Government & Agencies	75.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Fixed Income	0.1%
Collateral for Securities Loaned	0.1%
Money Market	25.0%
U.S. Government & Agencies	75.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Class FST	24.7%
United States Treasury Bill, 3.620%, 04/28/26	12.9%
United States Treasury Bill, 3.630%, 05/26/26	12.9%
United States Treasury Bill, 3.610%, 06/18/26	12.8%
United States Treasury Bill, 3.610%, 07/21/26	12.8%
United States Treasury Bill, 3.630%, 09/24/26	12.7%
United States Treasury Note, 3.625%, 08/31/27	7.8%
United States Treasury Bill, 3.535%, 09/03/26	3.8%
Goldman Sachs Financial Square Treasury Instruments Fund, Capital Shares	0.3%
Counterpoint High Yield Trend ETF	0.1%

C000146568
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class C
Trading Symbol	CPCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	2.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.43%	[5]
AssetsNet	$ 1,932,934,028
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 12,648,622
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,932,934,028
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$12,648,622
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.1%
Money Market Funds	24.9%
Open End Funds	0.0%
U.S. Government & Agencies	75.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Fixed Income	0.1%
Collateral for Securities Loaned	0.1%
Money Market	25.0%
U.S. Government & Agencies	75.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Class FST	24.7%
United States Treasury Bill, 3.620%, 04/28/26	12.9%
United States Treasury Bill, 3.630%, 05/26/26	12.9%
United States Treasury Bill, 3.610%, 06/18/26	12.8%
United States Treasury Bill, 3.610%, 07/21/26	12.8%
United States Treasury Bill, 3.630%, 09/24/26	12.7%
United States Treasury Note, 3.625%, 08/31/27	7.8%
United States Treasury Bill, 3.535%, 09/03/26	3.8%
Goldman Sachs Financial Square Treasury Instruments Fund, Capital Shares	0.3%
Counterpoint High Yield Trend ETF	0.1%

C000146569
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class I
Trading Symbol	CPITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%	[6]
AssetsNet	$ 1,932,934,028
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 12,648,622
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,932,934,028
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$12,648,622
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.1%
Money Market Funds	24.9%
Open End Funds	0.0%
U.S. Government & Agencies	75.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Fixed Income	0.1%
Collateral for Securities Loaned	0.1%
Money Market	25.0%
U.S. Government & Agencies	75.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Class FST	24.7%
United States Treasury Bill, 3.620%, 04/28/26	12.9%
United States Treasury Bill, 3.630%, 05/26/26	12.9%
United States Treasury Bill, 3.610%, 06/18/26	12.8%
United States Treasury Bill, 3.610%, 07/21/26	12.8%
United States Treasury Bill, 3.630%, 09/24/26	12.7%
United States Treasury Note, 3.625%, 08/31/27	7.8%
United States Treasury Bill, 3.535%, 09/03/26	3.8%
Goldman Sachs Financial Square Treasury Instruments Fund, Capital Shares	0.3%
Counterpoint High Yield Trend ETF	0.1%

C000200261
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class A
Trading Symbol	TMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[7]
AssetsNet	$ 287,914,083
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,014,667
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$287,914,083
Number of Portfolio Holdings	16
Advisory Fee	$1,014,667
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	96.6%
Open End Funds	3.4%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Fixed Income	3.3%
Money Market Funds	94.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	94.8%
Nuveen High Yield Municipal Bond Fund, Class I	3.3%
AB High Income Municipal Portfolio, Advisor Class	0.0%
Russell Tax Exempt High Yield Bond Fund, Class S	0.0%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.0%
Invesco High Yield Municipal Fund, Class Y	0.0%
Invesco Rochester Municipal Opportunities Fund, Class Y	0.0%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

C000200262
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class C
Trading Symbol	TMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.94%	[8]
AssetsNet	$ 287,914,083
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,014,667
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$287,914,083
Number of Portfolio Holdings	16
Advisory Fee	$1,014,667
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	96.6%
Open End Funds	3.4%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Fixed Income	3.3%
Money Market Funds	94.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	94.8%
Nuveen High Yield Municipal Bond Fund, Class I	3.3%
AB High Income Municipal Portfolio, Advisor Class	0.0%
Russell Tax Exempt High Yield Bond Fund, Class S	0.0%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.0%
Invesco High Yield Municipal Fund, Class Y	0.0%
Invesco Rochester Municipal Opportunities Fund, Class Y	0.0%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

C000200263
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class I
Trading Symbol	TMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[9]
AssetsNet	$ 287,914,083
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,014,667
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$287,914,083
Number of Portfolio Holdings	16
Advisory Fee	$1,014,667
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	96.6%
Open End Funds	3.4%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Fixed Income	3.3%
Money Market Funds	94.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	94.8%
Nuveen High Yield Municipal Bond Fund, Class I	3.3%
AB High Income Municipal Portfolio, Advisor Class	0.0%
Russell Tax Exempt High Yield Bond Fund, Class S	0.0%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.0%
Invesco High Yield Municipal Fund, Class Y	0.0%
Invesco Rochester Municipal Opportunities Fund, Class Y	0.0%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized